Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

20. Goodwill and Other Intangible Assets

		Refining and
	Oil Sands	Marketing	Other
($ millions)	Goodwill	Goodwill	Intangibles	Total
At December 31, 2022	2 752	140	694	3 586
Additions	-	-	22	22
Amortization	-	-	(80)	(80)
At December 31, 2023	2 752	140	636	3 528
Additions	-	-	55	55
Amortization	-	-	(80)	(80)
At December 31, 2024	2 752	140	611	3 503

The company performed a goodwill impairment test at December 31, 2024 on its Oil Sands and Refining and Marketing segments. Recoverable amounts were based on fair value less costs of disposal calculated using the present value of the segment’s expected future cash flows.

Cash flow forecasts are based on past experience, historical trends, third-party evaluations of the company’s reserves and resources to estimate production profiles and volumes, and estimates of operating costs, maintenance and capital expenditures. These estimates are validated against the estimates approved through the company’s annual reserves evaluation process and determine the duration of the underlying cash flows used in the discounted cash flow test. Projected cash flows reflect current market assessments of key assumptions, including climate change, long-term forecasts of commodity prices, inflation rates, foreign exchange rates and discount rates (Level 3 fair value inputs note 27).

Future cash flow estimates are discounted using after-tax risk-adjusted discount rates. The after-tax discount rate applied to cash flow projections was an average of 7.8% (2023 – 7.8%). The company based its cash flow projections on a West Texas Intermediate price of US$72.42/bbl in 2025, US$72.83/bbl in 2026, US$73.22/bbl in 2027 and escalating at an average of 2%

thereafter, adjusted for applicable quality and location differentials. The forecast cash flow period ranged from 50 years to 55 years. As a result of this analysis, management did not identify any impairment of goodwill within the Oil Sands operating segment.

The company also performed a goodwill impairment test for the Refining and Marketing CGUs. The recoverable amounts are based on fair value less costs of disposal calculated using the present value of the CGUs’ expected future cash flows, based primarily on historical results adjusted for current production plans and business environment forecasts. As a result of this analysis, management did not identify any impairment of goodwill within the Refining and Marketing segment.